BNY Mellon Dynamic Value ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Automobiles & Components — .9%
Ford Motor Co.	277,512	3,851,867
General Motors Co.	48,923	4,109,532
		7,961,399
Banks — 9.8%
Bank of America Corp.	295,822	15,737,730
Citigroup, Inc.	100,882	11,673,056
Fifth Third Bancorp	229,723	11,536,689
First Horizon Corp.	531,307	13,011,708
JPMorgan Chase & Co.	90,141	27,573,231
Truist Financial Corp.	118,954	6,116,615
		85,649,029
Capital Goods — 10.0%
Carlisle Cos., Inc.	14,610	4,980,403
Caterpillar, Inc.	18,195	11,960,665
Dover Corp.	34,824	7,016,688
Emerson Electric Co.	46,066	6,769,859
Ferguson Enterprises, Inc.	21,957	5,543,264
Honeywell International, Inc.	55,921	12,723,146
Howmet Aerospace, Inc.	19,685	4,096,055
Hubbell, Inc.	19,044	9,292,329
L3Harris Technologies, Inc.	53,115	18,210,478
Northrop Grumman Corp.	10,526	7,286,729
		87,879,616
Commercial & Professional Services — .5%
Veralto Corp.	46,366	4,589,307
Consumer Discretionary Distribution & Retail — 4.0%
Amazon.com, Inc.(a)	75,012	17,950,372
Burlington Stores, Inc.(a)	22,256	6,584,660
Lowe’s Companies, Inc.	39,337	10,505,339
		35,040,371
Consumer Services — .7%
Las Vegas Sands Corp.	120,478	6,352,805
Energy — 10.4%
Diamondback Energy, Inc.	59,591	9,769,945
EQT Corp.	173,943	10,041,729
Exxon Mobil Corp.	180,662	25,545,607
Marathon Petroleum Corp.	55,983	9,863,645
Permian Resources Corp., Cl. A	620,240	10,004,471
Phillips 66	55,134	7,915,037
SLB Ltd.	252,877	12,234,189
Valero Energy Corp.(b)	30,807	5,589,314
		90,963,937
Equity Real Estate Investment Trusts — 1.3%
Weyerhaeuser Co.(c)	423,468	10,917,005
Financial Services — 9.1%
Berkshire Hathaway, Inc., Cl. B(a)	51,583	24,787,179
Capital One Financial Corp.	36,127	7,909,284
CME Group, Inc.	15,720	4,544,023

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Financial Services — 9.1% (continued)
Morgan Stanley	80,495	14,714,486
The Charles Schwab Corp.	105,574	10,971,250
The Goldman Sachs Group, Inc.	8,084	7,561,855
Voya Financial, Inc.	119,349	9,149,294
		79,637,371
Health Care Equipment & Services — 6.3%
Alcon AG	71,813	5,815,417
Edwards Lifesciences Corp.(a)	69,027	5,616,037
Elevance Health, Inc.	35,664	12,330,471
Medtronic PLC	147,844	15,222,018
UnitedHealth Group, Inc.	55,974	16,060,620
		55,044,563
Household & Personal Products — 2.8%
Colgate-Palmolive Co.	133,484	12,052,270
The Estee Lauder Companies, Inc., Cl. A	105,382	12,148,437
		24,200,707
Insurance — 6.3%
American International Group, Inc.	114,025	8,538,192
Aon PLC, Cl. A	45,838	16,026,798
Assurant, Inc.	93,268	22,209,909
The Hartford Insurance Group, Inc.	60,636	8,189,498
		54,964,397
Materials — 4.2%
CRH PLC	73,669	9,017,823
Freeport-McMoRan, Inc.	176,844	10,651,314
Newmont Corp.	69,700	7,830,795
Packaging Corp. of America	41,340	9,200,217
		36,700,149
Media & Entertainment — 6.2%
Alphabet, Inc., Cl. A	63,690	21,527,220
Meta Platforms, Inc., Cl. A	13,953	9,997,324
Omnicom Group, Inc.	196,801	15,161,549
The Walt Disney Company	69,486	7,838,021
		54,524,114
Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
Bristol-Myers Squibb Co.	200,440	11,034,222
Danaher Corp.	20,119	4,403,848
Gilead Sciences, Inc.	61,938	8,792,099
Jazz Pharmaceuticals PLC(a)	23,257	3,825,544
Johnson & Johnson	146,366	33,261,674
Pfizer, Inc.	310,664	8,213,956
Thermo Fisher Scientific, Inc.	23,502	13,598,492
		83,129,835
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(a)	24,355	5,765,559
Applied Materials, Inc.	62,626	20,185,612
Intel Corp.(a)	123,548	5,741,276
Texas Instruments, Inc.	86,931	18,737,977
		50,430,424
Software & Services — 2.8%
Akamai Technologies, Inc.(a)	92,705	9,006,291

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Software & Services — 2.8% (continued)
Dolby Laboratories, Inc., Cl. A	106,926	6,863,580
International Business Machines Corp.	28,435	8,721,014
		24,590,885
Technology Hardware & Equipment — 3.0%
Cisco Systems, Inc.	286,147	22,411,033
TE Connectivity PLC	18,967	4,225,468
		26,636,501
Telecommunication Services — 1.6%
AT&T, Inc.	355,173	9,309,084
Verizon Communications, Inc.	108,693	4,839,013
		14,148,097
Transportation — 3.5%
CSX Corp.	399,846	15,098,185
Delta Air Lines, Inc.	141,206	9,304,063
FedEx Corp.	19,703	6,349,292
		30,751,540
Utilities — .5%
Constellation Energy Corp.	14,628	4,105,787
Total Equity Securities - Common Stocks (cost $768,847,870)		868,217,839

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $8,156,224)	3.65	8,156,224	8,156,224
Total Investments (cost $777,004,094)		100.1%	876,374,063
Liabilities, Less Cash and Receivables		(.1%)	(729,144)
Net Assets		100.0%	875,644,919

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $4,538,834 and the value of the collateral was
$4,661,353, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Dynamic Value ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	868,217,839	—	—	868,217,839
Investment Companies	8,156,224	—	—	8,156,224
	876,374,063	—	—	876,374,063

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust II’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At January 31, 2026, accumulated net unrealized appreciation on investments was $99,369,969, consisting of $106,843,554 gross unrealized appreciation and $7,473,585 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the semi-annual report previously filed with the SEC on Form N-CSR.